Note 3 - 2.5% Senior Secured Convertible Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	June 30,	December 31,
	2014	2013

a. 2010 2.5% Convertible Notes	$427,500	$427,500
b. 2012 2.5% Convertible Notes	753,667	1,170,333
c. 2014 6% Convertible Notes	1,906,500	--
	3,087,667	1,597,833
Less Valuation Discount	(2,080,795)	(844,577)
	1,006,872	753,256
Less Current Portion	(427,500)	(390,123)
Convertible Notes Payable, net	$579,372	$363,133

	December 31,	December 31,
	2013	2012

2010 Convertible Notes	$427,500	$427,500
2012 Convertible Notes	1,170,333	1,335,333
	$1,597,833	$1,762,833
Less Valuation Discount	(844,577)	(1,402,030)

Convertible Notes Payable, net	$753,256	$360,803